Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Annual Principal Payments Under Term Loans and Revolving Credit Facilities
The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2024 and 2023:

	December 31, 2023	December 31, 2024
	(in thousands)
Due within one year	$123,024	$252,333
Due between one year and two years	292,616	121,321
Due between two years and three years	107,216	81,644
Due between three years and four years	67,539	131,822
Due between four years and five years	93,931	98,933
Due in more than five years*	126,171	74,506
Total secured term loans facilities and revolving credit facilities	810,497	760,559
Less: current portion	123,024	252,333
Secured term loan facilities and revolving credit facilities, non-current portion*	$687,473	$508,226

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (See "Note 9. Variable Interest Entities to our consolidated financial statements")

Schedule of Secured Term Loan Facilities
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities as of December 31, 2024, and 2023:

	December 31, 2023	December 31, 2024
	(in thousands)
Current Liability
Current portion of secured term loan facilities and revolving credit facilities	$123,024	$252,333
Less: current portion of deferred financing costs	(2,697)	(2,246)
Current portion of secured term loan facilities, net of deferred financing costs	120,327	250,087
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	646,131	508,226
Amount due to related parties*	41,342	—
Less: non-current portion of deferred financing costs	(4,156)	(3,231)
Non-current secured term loan facilities and revolving credit facilities, net of current and non-current deferred financing costs	$683,317	$504,995

*
Amount due to related parties relates to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. The amount for 2024 is $nil as the sale and leaseback for Navigator Aurora was terminated during the year.

The following table shows the breakdown of our senior unsecured bonds and total deferred financing costs as of December 31, 2024, and 2023:

Senior Unsecured Bonds	December 31, 2023	December 31, 2024
	(in thousands)
2024 Bond cost	—	100,000
2020 Bond cost	100,000	—
Less Treasury bonds	(9,000)	—
Less deferred financing costs	(664)	(1,554)
Total Bonds, net of deferred financing costs	$90,336	$98,446